Common shares	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Common shares
Common shares
Share capital for the six months ended June 30, 2019 (Successor) and June 30, 2018 (Predecessor) was as follows:

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2018, March 31, 2018 and June 30, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)

At January 1, 2019, March 31, 2019 and June 30, 2019 (Successor)	100,000,000	10	—	—	—	—

On April 26, 2019, we approved the grant of 1.8 million performance shares to certain employees under our employee incentive plan. The performance shares were granted on May 31, 2019. The awards are subject to service and performance conditions and the vesting period ends on March 31, 2022.